Segment and Geographic Data (Segment Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Capital Expenditures During Period	$ 761	$ 755	$ 575
Operating Segments
Segment Reporting Information [Line Items]
Capital Expenditures During Period	516	506	362
Operating Segments | Orthopaedics
Segment Reporting Information [Line Items]
Capital Expenditures During Period	351	340	225
Operating Segments | MedSurg and Neurotechnology
Segment Reporting Information [Line Items]
Capital Expenditures During Period	165	166	137
Corporate and Other
Segment Reporting Information [Line Items]
Capital Expenditures During Period	$ 245	$ 249	$ 213